Other Assets - Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other non-current assets
Contract assets, net	$ 498,583	$ 623,081
Prepaid royalties	156,479
Jackpot investments	124,809
Customer financing receivables, net	62,709
Other	95,337	91,433
Total other non-current assets	$ 937,917	$ 714,514
New Jersey
Other non-current assets
Amortization period of license fee (in years)	15 years 9 months
Italy | Scratch & Win
Other non-current assets
Amortization period of license fee (in years)	9 years